Note 14 - Provision for Site Reclamation and Closure (Details Textual) - Provision for decommissioning, restoration and rehabilitation costs [member]	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Undiscounted cash flow obligation, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities	7,013,000	6,246,000	6,065,000
Expected timing of future cash flows, measurement input [member] | Bottom of range [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities	2,026
Expected timing of future cash flows, measurement input [member] | Top of range [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities	2,041
Annual inflation rate, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities		0.0225	0.025
Annual inflation rate, measurement input [member] | Bottom of range [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities	0.0229	0.0225
Annual inflation rate, measurement input [member] | Top of range [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities	0.0283	0.0261
Risk-free interest rate, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities		0.0302	0.0328
Risk-free interest rate, measurement input [member] | Bottom of range [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities	0.0323
Risk-free interest rate, measurement input [member] | Top of range [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities	0.0333